As filed with the Securities and Exchange Commission on June 25, 1998
                                                      Registration Nos.:333-
                                                                        811-
                      ------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                      ------------------------------------


                                    FORM N-1A

REGISTRATION STATEMENT
         UNDER THE SECURITIES ACT OF 1933                             [X]
Pre-Effective Amendment No. ---                                       [ ]
Post-Effective Amendment No. ---                                      [ ]
                                     and/or
REGISTRATION STATEMENT
         UNDER THE INVESTMENT COMPANY ACT OF 1940                     [X]
Amendment No. ---
                        (Check appropriate box or boxes)

                            THE SECTOR SPDR(R) TRUST
               (Exact Name of Registrant as Specified in Charter)

                              225 Franklin Street
                          Boston, Massachusetts 02110


                                 ---------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (303) 623-2577

                             Joseph J. McBrien, Esq.
                           Vice President and Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, A4N
                     North Quincy, Massachusetts 02171-2197
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Stuart M. Strauss, Esq.
                  Gordon Altman Butowsky Weitzen Shalov & Wein
                        147 West 47th Street, 20th Floor
                            New York, New York 10036

                           Kathleen H. Moriarty, Esq.
                            Carter Ledyard & Milburn
                                  2 Wall Street
                               New York, NY 10005
                      ------------------------------------
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  As soon as practicable after
the      effective      date      of      this      registration      statement.
                      ------------------------------------

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                           LOCATION

(PART A)
         Item 1.    Cover Page
         Item 2.    Synopsis
         Item 3.    Condensed Financial Information
         Item 4.    General Description of Registrant
         Item 5.    Management of the Fund
         Item 5A.   Management's Discussion of Fund Performance
         Item 6.    Capital Stock and Other Securities
         Item 7.    Purchase of Securities Being Offered
         Item 8.    Redemption or Repurchase
         Item 9.    Legal Proceedings
(PART B)
         Item 10.   Cover Page
         Item 11.   Table of Contents
         Item 12.   General Information and History
         Item 13.   Investment Objectives and Policies
         Item 14.   Management of the Registrant
         Item 15.   Control Persons and Principal Holders of Securities
         Item 16.   Investment Advisory and Other Services
         Item 17.   Brokerage Allocation
         Item 18.   Capital Stock and Other Securities
         Item 19.   Purchase, Redemption and Pricing of Securities Being Offered
         Item 20.   Tax Status
         Item 21.   Underwriters
         Item 22.   Calculations of Performance Data
         Item 23.   Financial Statements
(PART C)
         Item 24.   Financial Statements and Exhibits
         Item 25.   Persons Controlled by or Under Common Control
         Item 27.   Number of Holders of Securities
         Item 27.   Indemnification
         Item 29.   Business and Other Connections of Investment Adviser
         Item 30.   Location of Accounts and Records
         Item 31.   Management Services
         Item 32.   Undertakings

                   SUBJECT TO COMPLETION; DATED JUNE 24, 1998

                              THE SECTOR SPDR TRUST

         The Sector SPDR Trust (the "Trust") is an "index fund" consisting of a number of separate investment portfolios (each a "Sector SPDR Fund" or a "Fund" and collectively the "Sector SPDR Funds" or the "Funds"). The Funds offered by this Prospectus are: The Basic Industries Sector SPDR Fund; The Consumer
Services Sector SPDR Fund; The Consumer Staples Sector SPDR Fund, The Cyclicals/Transportation Sector SPDR Fund, The Energy Sector SPDR Fund, The Financial Sector SPDR Fund; The Industrial Sector SPDR Fund; The Technology Sector SPDR Fund; and The Utilities Sector SPDR Fund.

         The investment objective of each Sector SPDR Fund is to provide investment results that correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular industry or group of industries, as represented by a specified market sector index (each a "Sector Index"). Each Sector SPDR Fund is managed by State Street Bank and Trust Company (the "Adviser").

         Each Sector SPDR Fund's shares of beneficial interests (the "Shares") have been listed for trading on the American Stock Exchange (the "AMEX"). The Shares will trade on the AMEX at market prices. These prices may differ to some degree from the Share's net asset value. Each Sector SPDR Fund issues and redeems Shares -- at net asset value -- only in a large specified number of Shares called a "Creation Unit." EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE SECTOR SPDR FUNDS.

         This Prospectus (dated , 1998) explains concisely the information you ought to know before investing in the Sector SPDR Funds. We suggest that you keep it for future reference.

         A STATEMENT OF ADDITIONAL INFORMATION (dated , 1998), which has been filed with the Securities and Exchange Commission (the "SEC"), provides more information about each Sector SPDR Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (is legally part of this Prospectus). It may be obtained without charge by writing to ALPS Mutual Funds Services, Inc., the Sector SPDR Trust's distributor, at 370 17th Street, Suite 3100, Denver, CO 80202, or by calling the distributor at the following number:

                    Investor Information: (800) ------------.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         SHARES IN EACH  SECTOR SPDR FUND ARE NOT  GUARANTEED  OR INSURED BY THE
FEDERAL  DEPOSIT  INSURANCE   CORPORATION  OR  ANY  OTHER  AGENCY  OF  THE  U.S.
GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK.

                                   RED HERRING

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF A SECTOR SPDR FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ANY SECTOR SPDR FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

         DEALERS EFFECTING TRANSACTIONS IN A SECTOR SPDR FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

         "S&P"(R), "Standard & Poor's 500", "S&P 500"(R), "Standard & Poor's Depositary Receipts"(R) and "SPDRs"(R) are trademarks of The McGraw-Hill Companies, Inc. "Sector SPDR" and "Sector SPDRs" are service marks of The McGraw-Hill Companies Inc. The Trust is permitted to use these marks and the Sector Indexes pursuant to a License Agreement with Standard & Poor's, a division of The McGraw-Hill Companies, Inc., the AMEX and Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The Trust, however, is not sponsored by or affiliated with Standard & Poor's, the AMEX or Merrill Lynch.

                      ------------------------------------


                                TABLE OF CONTENTS
                                                                           PAGE

Prospectus Summary............................................................8

Summary of Sector SPDR Fund Expenses.........................................11

The Sector SPDR Funds and their Investment Objectives........................13

Who Should Invest?...........................................................13

Investment Policies and Strategies...........................................14

Investment Limitations.......................................................18

Investment Considerations and Risks..........................................19

Management...................................................................23

Shareholder Guide............................................................24
         Determination of Net Asset Value....................................24
         Buying and Selling Sector SPDRs.....................................24
         Creation and Redemption of Creation Units...........................25
         Distributions.......................................................25
         Tax Matters.........................................................26

         General Information.................................................27
         Additional Information..............................................28


     EACH SECTOR INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES THAT ARE COMPONENTS OF THE S&P 500, SELECTED ON THE BASIS OF GENERAL INDUSTRIAL CLASSIFICATION, AND INCLUDED AS CONSTITUENT SECURITIES OF A PARTICULAR SECTOR INDEX BY MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MERRILL LYNCH" OR THE "INDEX COMPILATION AGENT").

     THE SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S OR MERRILL LYNCH. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY SECTOR SPDR FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF ANY SECTOR SPDR FUND PARTICULARLY OR THE ABILITY OF THE INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE SECTOR INDEXES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF ANY SECTOR SPDR FUND OR THE ISSUER THEREOF. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT IS RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF ANY SECTOR SPDR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY SECTOR SPDR FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF ANY SECTOR SPDR FUND.

     ALTHOUGH THE INDEX COMPILATION SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH IT CONSIDERS RELIABLE, NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF ANY SECTOR INDEX OBTAINED FROM INDEPENDENT SOURCES. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SECTOR INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND

EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT OR STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE INDEXES POSSIBILITY OF SUCH DAMAGES.

                               PROSPECTUS SUMMARY


The Sector SPDR Funds                   The Sector SPDR Funds offered by this
and their Investment Objectives . . . . Prospectus  are:  The  Basic  Industries
                                        Sector SPDR Fund; The Consumer  Services
                                        Sector SPDR Fund;  The Consumer  Staples
                                        Sector       SPDR       Fund,        The
                                        Cyclical/Transportation    Sector   SPDR
                                        Fund,  The Energy Sector SPDR Fund,  The
                                        Financial    Sector   SPDR   Fund;   The
                                        Industrial   Sector   SPDR   Fund;   The
                                        Technology  Sector  SPDR  Fund;  and The
                                        Utilities  Sector SPDR Fund. Each Sector
                                        SPDR  Fund  is  a  separate   investment
                                        portfolio of the Trust.

                                        The investment  objective of each Sector
                                        SPDR  Fund  is  to  provide   investment
                                        results that correspond generally to the
                                        price and yield  performance of publicly
                                        traded equity securities of companies in
                                        a   particular   industry  or  group  of
                                        industries as represented by a specified market Sector Index published by the AMEX. The companies included in each Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The nine Sector Indexes upon which the Sector SPDR Funds are based together comprise all of the companies that are included in the S&P
                                        500.  See  "Description  of  the  Sector
                                        Indexes - Construction  and  Maintenance
                                        Standards for the Sector  Indexes," "The
                                        Sector  SPDR Funds and their  Investment
                                        Objectives," and "Investment Policies and Strategies."

Exchange-Traded Shares                  The Shares have been listed for
and Creation Units . . . .              secondary  market  trading  on the AMEX.
                                        The  Shares  will  trade  on the AMEX at
                                        market  prices.  These prices may differ
                                        from the  Shares' net asset  value.  The
                                        initial  price per Share of each  Sector
                                        SPDR    Fund   is    expected    to   be
                                        approximately $25, although there can be no assurance that Shares will trade at this price or that an active trading market will develop.

                                        Each Sector SPDR Fund issues and redeems
                                        Shares at their net asset  value only in
                                        a  large  specified   number  of  Shares
                                        called a  "Creation  Unit."  A  Creation
                                        Unit  consists  of  ----  Shares.   Each
                                        Sector  SPDR Fund  generally  issues and
                                        redeems  Creation  Units only in kind in
                                        exchange for a  designated  portfolio of
                                        equity securities included in its Sector
                                        Index  and  a   relatively   small  cash
                                        payment.   Except  when   aggregated  in
                                        Creation  Units,   the  Shares  are  not
                                        redeemable securities of the Sector SPDR
                                        Funds.    See    "Buying   and   Selling
                                        Exchange-Traded  Shares,"  "Creation  of
                                        Creation  Units,"  and  "Redemptions  of
                                        Creation Units."

Who Should Invest? . . . .              Each Sector  SPDR Fund is  designed  for
                                        investors who seek a relatively low-cost
                                        "passive"  approach  for  investing in a
                                        portfolio   of  equity   securities   of
                                        companies in a particular industry or group of industries as represented by a specified Sector Index.

                                        Taken  together,  the Sector  SPDR Funds
                                        are designed to represent all of the 500
                                        stocks  included in the S&P 500.  Bought
                                        and sold  separately,  the  Sector  SPDR
                                        Funds are  designed to enable  investors
                                        to tailor asset  allocations  within the
                                        universe  of S&P  500  companies  to fit
                                        their particular  investment needs. Each
                                        Sector   SPDR  Fund   seeks  to  provide
                                        investment   results   that   correspond
                                        generally to its benchmark Sector Index.
                                        See "Who Should Invest?" and "Investment
                                        Considerations and Risks."

Management  of the  Fund. . . . . .     ADVISER.  State  Street  Bank and  Trust
                                        Company ("State  Street") is the Adviser
                                        to each Sector SPDR Fund. The Adviser is
                                        responsible     for    the    investment
                                        management  of each  Sector  SPDR  Fund,
                                        subject  to  the   supervision   of  the
                                        Trust's Board of Trustees.

                                        ADMINISTRATOR.   State   Street  is  the
                                        Administrator  of each  Sector SPDR Fund
                                        and will perform certain clerical,  fund
                                        accounting,       recordkeeping      and
                                        bookkeeping services in such capacity.

                                        CUSTODIAN. State Street serves as the Custodian for the cash and portfolio securities of each Sector SPDR Fund.

                                        DISTRIBUTOR. ALPS Mutual Funds Services,
                                        Inc. (the "Distributor") serves as the principal underwriter and distributor of each Sector SPDR Fund's Creation Units. The Distributor does not maintain a secondary market in the Shares. SEE "Investment Considerations and Risks" and "Management."

                      SUMMARY OF SECTOR SPDR FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES

         EXCHANGE-TRADED SHARES. When buying or selling exchange-listed Shares, you will incur customary brokerage commissions and charges.

         CREATION UNITS. In order to create Creation Units, an investor must deposit a designated portfolio of equity securities included in the relevant Sector Index and generally make a small cash payment referred to as the cash component. See the STATEMENT OF ADDITIONAL INFORMATION for more detail. As of , 1998, the approximate value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit was, for each Sector SPDR Fund, approximately $1.25 million.


ANNUAL FUND OPERATING EXPENSES

         "Annual Fund Operating Expenses" are the estimated expenses you would incur as a shareholder of a Sector SPDR Fund. Actual expenses may vary. "Management Fees" are paid to the Adviser by each Sector SPDR Fund to provide the Fund with investment management services. A "unitary" fee is paid by each Sector SPDR Fund based on each Fund's average daily net assets to compensate the Adviser for the administration, custody and transfer agency services it provides to the Funds. The unitary fee has the following two components: (i) a percentage fee based on net assets of the Sector SPDR Fund; and (ii) a minimum fee for the entire Trust which is allocated per Sector SPDR Fund pro rata based on relative net assets. Each Sector SPDR Fund will bear all other expenses of its operation.


Annual Fund      The Basic   The Consumer     The Consumer    The        The Energy   The        The        The        The Utilities
Operating        Industries  Services Sector  Staples Sector  Cyclical/  Sector SPDR  Financial  Industrial Technology Sector SPDR
Expenses (as a   Sector      SPDR Fund        SPDR Fund       Transpor-  Fund         Sector     Sector     Sector     Fund
percentage of    SPDR                                         tation                  SPDR       SPDR       SPDR
average net                                                   Sector                  Fund                  Fund
assets)                                                       SPDR
                                                              Fund

Management Fees

Administrative, Custody and
Transfer Agency Fees(a)<F1>

12b-1 Fees(b)<F2>

Other Operating Expenses

Total Expenses(c)<F3>



--------
<F1>(a)        This fee covers fees for administration, custody and transfer agency services.

<F2>(b)        All payments made to the  Distributor  by a Sector SPDR Fund will be pursuant to the Trust's  Rule 12b-1 plan  (applicable  to each
               Sector SPDR Fund) pursuant to which the Distributor will be reimbursed for certain specified distribution-related expenses, provided that the annual rate may not exceed .25% of the relevant Sector SPDR Fund's average daily net assets. Distribution expenses in excess of .25% incurred in any one year may be carried over and reimbursed in subsequent years subject to the maximum annual payment. A long-term shareholder of a Sector SPDR Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charges otherwise permitted by the rules of the National Association of Securities Dealers, Inc. In addition, the Distributor may enter into agreement whereby certain broker-dealers and/or their salespersons may receive a portion of the Rule 12b-1 fee to compensate them for their distribution of Shares and/or for services provided to their shareholders or to any Sector SPDR Fund.

<F3>(c)        Expenses will be capped at __% for the twelve month period commencing on ____________________.

THE SECTOR SPDR FUNDS AND THEIR INVESTMENT OBJECTIVES

         Each Sector SPDR Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Each Sector SPDR Fund is classified as a "non-diversified" investment company under the 1940 Act.

         The investment objective of each Sector SPDR Fund is to provide investment results that correspond generally to the price and yield performance of publicly traded securities in a particular industry or group of industries as represented by a specified Sector Index published by the AMEX. The companies included in each Sector Index are selected on the basis of general industry classification from the universe of companies defined by the S&P 500. The nine Sector Indexes upon which the Sector SPDR Funds are based together comprise all of the companies that are included in the S&P 500. Each Sector SPDR Fund's investment objective is a fundamental policy and cannot be changed unless a majority of shareholders approve the change.

         There can be no assurance that a Sector SPDR Fund will achieve its investment objective. In this regard, please refer to the "Investment Policies and Strategies" and "Investment Considerations and Risks" sections in this Prospectus and the STATEMENT OF ADDITIONAL INFORMATION.

WHO SHOULD INVEST?

         Each Sector SPDR Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a particular industry or group of industries represented by a specified market Sector Index published by the AMEX. Taken together, the Sector SPDR Funds are designed to represent each of the 500 stocks included in the S&P
500. Bought and sold separately, the Sector SPDR Funds are intended to enable investors to tailor asset allocations within the universe of S&P 500 companies to fit their particular investment needs. Unlike actively managed equity mutual funds that attempt to "beat" market averages, each Sector SPDR Fund seeks to provide investment results that correspond generally to the price and yield performance of its benchmark Sector Index.

         Sector SPDR Funds may be suitable for long term investment in the market or market segment represented in the relevant Sector Index. Shares of each Sector SPDR Fund may also be used as an asset allocation or speculative trading vehicle. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, each Sector SPDR Fund's Shares have been designed to be tradable in a secondary market on the AMEX on an intraday basis and to be created and redeemed in kind in Creation Units at each day's market close. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio that could arise from frequent cash purchase and redemption transactions that affect the net asset value of each Sector SPDR Fund. Moreover, in contrast to conventional mutual funds where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Sector SPDR Funds generally will not lead to a tax event for ongoing shareholders.

INVESTMENT POLICIES AND STRATEGIES

         INDEXING INVESTMENT APPROACH. The Sector SPDR Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, each Sector SPDR Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of its benchmark Sector Index by investing in a portfolio of stocks that replicate the relevant Sector Index or through the use of quantitative analytical procedures to approximate Sector Index performance.

         The Adviser anticipates that, generally, each of the Sector SPDR Funds will hold all of the securities which comprise its benchmark Sector Index. There may, however, be instances where a stock in the applicable Sector Index is not held or is not held in the same weightings as in the Sector Index. This may occur principally due to limitations arising from the need for a Sector SPDR Fund to comply with certain diversification requirements imposed under the Internal Revenue Code of 1986 (the "Internal Revenue Code"). In these instances, the Adviser may choose to overweight another stock in the Sector Index, purchase securities not included within the Sector Index which the Adviser believes appropriate to substitute for the Sector Index securities or utilize various combinations of options, futures and/or structured notes or other investment techniques in seeking to track accurately the benchmark Sector Index. To the extent that a Sector SPDR Fund does not invest in every component security of its applicable Sector Index in the proportions dictated by the Sector Index, it may not track the Sector Index with the same degree of accuracy as a vehicle which does. The Adviser expects that, over time, the "expected tracking error" of a Sector SPDR Fund relative to the performance of its benchmark Sector Index adjusted for the effect of Fund expenses will be less than 5%. An expected tracking error of 5% means that there is a 68% probability that the net asset value of each Sector SPDR Fund will be within plus or minus 5% of the relevant Sector Index level after one year, without modifying (or "rebalancing") the Index or the Sector SPDR Fund's composition. Over time, the securities holdings of each Sector SPDR Fund may be rebalanced to reflect changes in the composition of the relevant Sector Index. A Sector SPDR Fund would incur transaction costs and other expenses as a result of a rebalancing. Factors such as timing differences on rebalancing, Fund expenses, taxes, the need to comply with the diversification and other requirements of the Internal Revenue Code, and the existence of uninvested assets in a Sector SPDR Fund may also impact a Sector SPDR Fund's performance in tracking the Sector Index.

         Each Sector SPDR Fund has the policy to remain as fully invested as practicable in a pool of equity securities. Each Sector SPDR Fund will normally invest at least 95% of its total assets in stocks that comprise the relevant Sector Index or stock equivalent positions which the Adviser deems appropriate as an alternative to such stocks. Stock equivalent positions may include convertible securities and structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index.) A lesser percentage may be so invested to the extent that the Adviser needs additional flexibility to comply with the requirements of the Internal Revenue Code and other regulatory requirements.

         Each Sector SPDR Fund may invest its remaining assets in money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not the relevant Sector Index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options, options on the Shares, and stock index swaps and swaptions, each with a view towards providing the Sector SPDR Fund with exposure to the stocks in its benchmark Sector Index. These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. SEE "Investment Policies and Restrictions" in the STATEMENT OF ADDITIONAL INFORMATION for a discussion of the risks of these investments. The Sector SPDR Funds will not use these instruments to leverage their securities holdings. The Sector SPDR Funds also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

         Although the Sector Index underlying each Sector SPDR Fund will generally not be subject to frequent or large changes, giving the underlying portfolio many of the characteristics of a long-term investment, periodic changes in the Sector Index may occur as a result of capital changes, E.G., mergers, spin offs, or a change in the business or character a component company within the Sector Index. Because of the passive investment management approach of each Sector SPDR Fund, the portfolio turnover rate is expected to be under 50%, a generally lower turnover rate than for many other investment companies. Sales as a result of Sector Index changes could result in the realization of short, medium, or long-term capital gains in a Sector SPDR Fund resulting in tax liability for shareholders subject to capital gains taxes. (See "Tax Matters").

         LENDING SECURITIES. Each Sector SPDR Fund may lend securities from its holdings to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. Because government securities or other assets that are pledged as collateral to the Sector SPDR Funds in connection with these loans generate income, securities lending enables each Sector SPDR Fund to earn income that may partially offset its expenses. This may reduce the effect that expenses have on a Sector SPDR Fund's ability to provide investment results that correspond generally to the performance of its benchmark Sector Index. Each Sector SPDR Fund will receive collateral equal to at least 100% of the current market value of the loaned securities. The Sector SPDR Funds may invest cash collateral in high quality short-term debt securities or in funds which invest exclusively in such securities.

         BORROWING MONEY. Each Sector SPDR Fund may borrow money from a bank up to a limit of 33% of the market value of its assets, but only for temporary or emergency purposes. To the extent that a Sector SPDR Fund borrows money, it may be leveraged; at such times, the Sector SPDR Fund may appreciate or depreciate in value more rapidly than its benchmark Sector Index.

         INVESTMENT CONCENTRATION. Each Sector SPDR Fund will concentrate its investments in an industry to the extent that its relevant Sector Index concentrates in such industry.

         FUNDAMENTAL POLICIES. The concentration policy of each Sector SPDR Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other investment policies is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to any material change in these policies.

                        DESCRIPTION OF THE SECTOR INDEXES

         Each Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of the equity securities of public companies that are components of the S&P 500 selected on the basis of general industry classification.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE SECTOR INDEXES

         Each Sector Index has been developed and will be maintained in accordance with the following criteria:

         o Each of the component securities in a Sector Index will be a constituent company of the S&P 500.

         o Each stock in the S&P 500 will be allocated to one and only one of the Sector Indexes.

         o Each constituent stock of the S&P 500 has been assigned to a Sector Index by Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Index Compilation Agent"). The Index Compilation Agent assigns a company's stock to a particular Sector Index on the basis of such company's sales and earnings composition and the sensitivity of the company's stock price and business results to the common factors that affect other companies in each Sector Index. Standard & Poor's has sole control over the removal of stocks from the S&P 500 and the selection of replacement stocks to be added to the S&P 500. However, Standard & Poor's plays no direct role in the Sector Index assignment of the S&P 500 component stocks.

         o Each Sector Index is calculated by the AMEX's Index Services Group using the "market capitalization" methodology (the same methodology used in calculating the S&P 500). This design ensures that each of the component stocks within a Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Sector Index. Under certain conditions, the number of shares of a component stock may be adjusted to conform to Subchapter M requirements. See "Construction and Maintenance Standards for the Sector Indexes" in the STATEMENT OF ADDITIONAL INFORMATION.

THE BASIC INDUSTRIES SECTOR INDEX

         The Basic Industries Sector Index consists of certain public companies that are components of the S&P 500 and that are in basic industries. Basic Industries include integrated steel products, chemicals, fibers, paper, and gold. This Index was composed of 59 component stocks as of May 11, 1998.

THE CONSUMER SERVICES SECTOR INDEX

         The Consumer Services Sector Index consists of certain public companies that are components of the S&P 500 and that are consumer services firms. Consumer services include entertainment and publishing, prepared foods, medical services, lodging, and gaming. This Index was composed of 45 component stocks as of May 11, 1998.

THE CONSUMER STAPLES SECTOR INDEX

         The Consumer Staples Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of consumer staples. Consumer staples include cosmetic and personal care, pharmaceuticals, soft drinks, tobacco, and food products. This Index was composed of 68 component stocks as of May 11, 1998.

THE CYCLICAL/TRANSPORTATION SECTOR INDEX

         The Cyclical/Transportation Sector Index consists of certain public companies that are components of the S&P 500 and that are in the development and production of cyclical products or the transportation industry. Cyclical and transportation products include building materials, retailers, apparel, housewares, air transportation, automotive manufacturing, shipping and trucking. This Index was composed of 69 component stocks as of May 11, 1998.

THE ENERGY SECTOR INDEX

         The Energy Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of energy products. Energy companies in the Index develop and produce crude oil and natural gas, and provide drilling and other energy related services. This Index was composed of 35 component stocks as of May 11, 1998.

THE FINANCIAL SECTOR INDEX

         The Financial Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of financial products. Companies in the Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. This Index was composed of 73 component stocks as of May 11, 1998.

THE INDUSTRIAL SECTOR INDEX

         The Industrial Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of industrial products, including electrical equipment, construction equipment, waste management services, and industrial machinery products. This Index was composed of 35 component stocks as of May 11, 1998.

THE TECHNOLOGY SECTOR INDEX

         The Technology Sector Index consists of certain public companies that are components of the S&P 500 and that are involved in the development and production of technology products. Technology products include products developed by defense manufacturers, telecommunications equipment, microcomputer components, integrated computer circuits, and process monitoring systems. This Index was composed of 77 component stocks as of May 11, 1998.

THE UTILITIES SECTOR INDEX

         The Utilities Sector Index consists of certain public companies that are components of the S&P 500 and are in the utilities industry. Utilities include communication services, electrical power providers, and natural gas distributors. This Index was composed of 39 component stocks as of May 11, 1998.

INVESTMENT LIMITATIONS

         Each Sector SPDR Fund intends to observe certain limitations on its investment practices. Generally, a Sector SPDR Fund MAY NOT:

         o lend cash or other assets, except that a Sector SPDR Fund may lend its securities holdings in an amount not to exceed 33% of the value of its total assets;

         o borrow money, except from banks for temporary or emergency purposes in an amount up to 33% of the value of its total assets, and the Sector SPDR Fund will not purchase securities while borrowings in excess of 5% of its total assets are outstanding (this limitation on purchases does not apply to acceptance of Creation Units by the Sector SPDR Fund);

         o pledge or otherwise encumber its assets, except to secure permitted borrowings (for these purposes collateral arrangements with respect to options and futures are not deemed to involve a pledge of assets); or

         These  investment   limitations  and  certain  additional   limitations
described in the STATEMENT OF ADDITIONAL INFORMATION may be changed only with shareholder approval.

INVESTMENT CONSIDERATIONS AND RISKS

GENERAL RISKS

         You can lose money by investing in a Sector SPDR Fund.

         Unlike many investment companies, the Sector SPDR Funds are not actively "managed." Therefore, a Sector SPDR Fund would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Sector SPDR Fund's benchmark Sector Index. An investment in a Sector SPDR Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correspondence with any decline in value of the Sector SPDR Funds' applicable Sector Index.

         LACK OF DIVERSIFICATION. Each Sector SPDR Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Sector SPDR Fund.

         The stocks of particular issuers, or of issuers in particular industries, may represent a large portion of a Sector Index. Consequently, a Sector SPDR Fund may be more adversely affected by the performance of one security (or group of securities) and be subject to greater price volatility than a more diversified investment company. Also, a Sector SPDR Fund may be more susceptible to any single economic, political or regulatory occurrence than the securities holdings of an investment company that is more broadly diversified than the Sector SPDR Fund.

         ABSENCE OF PRIOR ACTIVE MARKET. Each Sector SPDR Fund is a newly organized series of an investment company with no operating history. While the Shares have been listed for trading on the AMEX, there can be no assurance that active trading markets for the Shares will develop or be maintained. The Distributor does not maintain a secondary market in the Shares.

         Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Sector SPDR Fund will continue to be met or will remain unchanged.

         The net asset value of the Shares will fluctuate with changes in the market value of a Sector SPDR Fund's securities holdings. The market prices of Shares will fluctuate in accordance with changes in net asset value and supply and demand on the AMEX. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Sector Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

         FOREIGN INVESTMENTS. Each Sector SPDR Fund may invest in foreign securities or American Depository Receipts included in its benchmark Sector Index. Foreign investments may involve additional risks and considerations. These risks include, for example, fluctuations in foreign currency, as well as the political and economic risks of an issuer's country.

         LENDING OF SECURITIES. Although each Sector SPDR Fund receives collateral in connection with all loans of its securities holdings, a Sector SPDR Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (E.G., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Sector SPDR Fund bears the risk of loss of any cash collateral that it invests.

         YEAR 2000. The services provided to the Sector SPDR Funds by their various service providers depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Sector SPDR Funds' service providers have been working actively on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other noncomplying computer systems will not impair their services at that time.

ADDITIONAL RISKS OF EACH SECTOR SPDR FUND

         Each Sector SPDR Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its benchmark Sector Index targets. These risks include:

         THE BASIC INDUSTRIES SECTOR SPDR FUND. Basic industries in this Sector Index include integrated steel products, chemicals, fibers, paper and gold. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and cross-border competition. The industrial sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

         THE CONSUMER SERVICES SECTOR SPDR FUND. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

         THE CONSUMER STAPLES SECTOR SPDR FUND. Companies in this Sector Index are involved in the development and production of consumer staples. These products include cosmetic and personal care, pharmaceuticals, soft drinks, tobacco and food products. Certain such companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food-, soft drink-, and fashion-related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

         THE CYCLICAL/TRANSPORTATION SECTOR SPDR FUND. Companies in this Sector Index are in the transportation industry or involved in the development of cyclical products. These products include building materials, retailers, apparel, housewares, air transportation, automotive manufacturing, shipping and trucking. Companies involved in the building industry may be affected by a variety of factors such as government spending on housing subsidies, public works, and transportation facilities. Other factors include changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales and other economic activity. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. The United States has been deregulating these industries but it is uncertain whether this trend will continue and what its effect will be. See also "The Consumer Services Sector SPDR Fund".

         THE ENERGY SECTOR SPDR FUND. Energy companies in this Sector Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact this Sector SPDR Fund's performance.

         THE FINANCIAL SECTOR SPDR FUND. Companies in this Sector Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered that would reduce the separation between commercial and investment banking businesses. If enacted, this legislation could significantly impact the sector and the Fund.

         THE INDUSTRIAL SECTOR SPDR FUND. Companies in this Sector Index are involved in the development and production of industrial products, including construction equipment, waste management services, and industrial machinery products. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies. See also "The Basic Industries Sector SPDR Fund", "The Consumer Services Sector SPDR Fund" and "The Cyclical/Transportation Sector SPDR Fund".

         THE TECHNOLOGY SECTOR SPDR FUND. Technology companies in this Sector Index include companies that are involved in the development and production of technology products. Those products include products developed by defense manufacturers, telecommunications equipment, microcomputer components, integrated computer circuits and process monitoring systems. The financial condition of, and investor interest in, defense companies are heavily influenced by governmental defense spending policies. Defense spending is under pressure from efforts to control the U.S. budget. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. Also, many of the products and services offered by technology companies are subject to the risk of rapid obsolescence.

         THE UTILITIES SECTOR SPDR FUND. Utilities included in this Sector Index include communication services, electrical power providers and natural gas distributors. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to affect adversely earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable.

         Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

         You should consider the risks of investing in each Sector SPDR Fund that are more fully discussed in the STATEMENT OF ADDITIONAL INFORMATION.

MANAGEMENT

         BOARD  OF   TRUSTEES.   The  Board  of   Trustees   of  the  Trust  has
responsibility for the overall management of each Sector SPDR Fund, including general supervision of the Adviser and other service providers. A list of the Trustees and the Trust officers, and their present positions and principal occupations are provided in the STATEMENT OF ADDITIONAL INFORMATION.

         ADVISER. Under the terms of an Investment Advisory Agreement, State Street serves as the Adviser to each Sector SPDR Fund and, subject to the supervision of the Board of Trustees, will be responsible for the investment management of the Sector SPDR Funds. As of --------, the Adviser managed approximately $-- billion in assets including $---- in index funds. The Adviser's principal business address is 225 Franklin Street, Boston, Massachusetts 02210.

         For the services provided to the Sector SPDR Funds under the Investment Advisory Agreement, each Fund will pay the Adviser monthly fees based on a percentage of each Fund's average daily net assets at the annual rate of ---%. From time to time, the Adviser may waive all or a portion of its fee.

         ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT. State Street is the administrator for each Sector SPDR Fund, the custodian of Sector SPDR Fund assets, and provides transfer agency services to the Sector SPDR Funds. As the administrator, State Street is responsible for certain clerical, fund accounting, recordkeeping and bookkeeping services. State Street is paid a "unitary fee" for these services. The unitary fee has two components: (i) a percentage fee based on net assets of the Sector SPDR Fund at the following annual rates: ---% on the first $--- million per Sector SPDR Fund; ---% on the next $--- million per Sector SPDR Fund; and ---% on the portion of each Sector SPDR Fund's assets exceeding $-- billion; and (ii) a minimum fee for the entire Trust of which is allocated per Sector SPDR Fund pro rata based on relative net assets. Each Sector SPDR Fund will bear all other expenses of its operation.

         LENDING AGENT. The Lending Agent will cause the delivery of loaned securities from each Sector SPDR Fund to borrowers, arrange for the return of loaned securities to the Sector SPDR Fund at the termination of the loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the Lending Agent will receive a portion of the net investment income earned on the collateral for the securities loaned.

         DISTRIBUTOR. ALPS Mutual Funds Services, Inc. is the Distributor of each Sector SPDR Fund's Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. As noted below, the Shares are traded on the AMEX. Each Sector SPDR Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with each Sector SPDR Fund's 12b-1 plan, the Distributor is paid an annual fee up to .25% of the average daily net assets of each Sector SPDR Fund to reimburse the Distributor for certain specified expenses incurred in connection with the offering and sales of Shares. Distribution expenses incurred in any one year in excess of .25% of average daily net assets may be reimbursed in subsequent years subject to the annual .25% limit. The Distributor may enter into agreements with broker-dealers or other financial institutions to provide distribution assistance, including shareholder support and educational and promotional services. The Distributor will pay such persons out of Rule 12b-1 fees received from the Funds. The Distributor's principal business address is 370 17th Street, Suite 3100, Denver, CO 80202.

SHAREHOLDER GUIDE

         DETERMINATION OF NET ASSET VALUE

         Net asset value per Share for each Sector SPDR Fund is computed by dividing the value of the net assets of such Sector SPDR Fund (I.E., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Sector SPDR Fund is determined each business day after the close of trading (ordinarily 4:00 p.m., Eastern time) of the New York Stock Exchange.

         BUYING AND SELLING SECTOR SPDRS

          The Shares have been approved for listing and secondary trading on the AMEX. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the AMEX at prices that may differ to varying degrees from the daily net asset values of the Shares. Given, however, that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

         There can be no assurance that the requirements of the AMEX necessary to maintain the listings of Shares will continue to be met or will remain unchanged. There can also be no assurance that an active trading market will develop or can be maintained for the Shares. The fact that a number of similar products, such as SPDRs, MidCap SPDRs, DIAMONDS and 17 series of World Equity Benchmark Shares ("WEBS"), have traded on the AMEX for varying periods of time (up to five and one half years) may or may not be indicative of the chances for active trading and liquidity in the Shares of the Funds described herein. Products broadly similar to the WEBS traded briefly on the NYSE. Those products were delisted and they were liquidated by their sponsor. While this has not happened to funds listed on the AMEX, there can be no assurance that the Sector SPDR Funds described in this prospectus might not similarly be delisted and liquidated.

         The Depository Trust Corporation ("DTC") serves as securities depository for the Shares. (The Shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding Sector SPDR Fund Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of (i) DTC; (ii) "DTC Participants", i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) "Indirect Participants", i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more information, see the section entitled "Book Entry Only System" in the STATEMENT OF ADDITIONAL INFORMATION.

         CREATION AND REDEMPTION OF CREATION UNITS

         The Sector SPDR Funds issue and redeem Shares only in Creation Units at their net asset value. Investors interested in creating and/or redeeming Creation Units should refer to "Creation of Creation Units" and "Redemption of Creation Units" in the STATEMENT OF ADDITIONAL INFORMATION.

         DISTRIBUTIONS

         DIVIDENDS AND CAPITAL GAINS. As a Sector SPDR Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Sector SPDR Fund pays out substantially all of its net earnings to its shareholders as "distributions."

         Each Sector SPDR Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Sector SPDR Fund realizes capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as "capital gain distributions."

         Income dividends are distributed to shareholders typically quarterly and at least annually. Net capital gains are also distributed at least annually. Dividends may be declared and paid more frequently to improve Sector Index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Sector SPDR Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Sector SPDR Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

         Distributions in cash are reinvested automatically in additional Shares if the broker through which you purchased Shares makes such option available, unless you elect another option.

         TAX MATTERS

         As with any investment, you should consider how your Sector SPDR Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Sector SPDR Fund.

         Unless your investment in a Sector SPDR Fund is through a tax-exempt entity or taxed-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

              o    The Sector SPDR Fund makes distributions,

              o    You sell Shares listed on the AMEX, and

              o    You create or redeem Creation Units.

         TAXES ON DISTRIBUTIONS. Your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Sector SPDR Fund. Dividends paid out of a Sector SPDR Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

         Distributions in excess of a Sector SPDR Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Sector SPDR Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, it may constitute a return of capital.

         TAXES ON AMEX-LISTED SHARE SALES. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than eighteen months, a mid-term capital gain or loss if held for twelve months to eighteen months, and otherwise as a short-term capital gain or loss.

         TAXES ON CREATIONS AND REDEMPTIONS OF CREATION UNITS. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the cash component paid. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

         Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than eighteen months, a mid-term capital gain or loss if held for more than a year and not more than eighteen months, and otherwise as a short-term capital gain or loss.

         If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you created or sold and at what price.

         GENERAL INFORMATION

         The Trust was organized as a Massachusetts business trust on June , 1998. Its Declaration of Trust currently permits the Trust to issue billion shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the STATEMENT OF ADDITIONAL INFORMATION for more information concerning the Trust's form of organization.

         Each Sector SPDR Fund expects that, immediately prior to the commencement of trading in the Fund's Shares, it will have --- shareholder(s) holding more than 5% of its outstanding Shares. The Sector SPDR Funds cannot predict the length of time that these person(s) will remain control persons of the Fund. As of the date of this Prospectus, the sole shareholder of each Sector SPDR Fund is --------------, a "control" person of the Fund.

         From time to time, the Sector SPDR Funds advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Sector SPDR Fund. For a more detailed description of how each Sector SPDR Fund computes its performance figures and how these numbers may be used in advertisements, please consult the STATEMENT OF ADDITIONAL INFORMATION.

         Gordon Altman Butowsky Weitzen Shalov & Wein serve as counsel to the Trust, including each Sector SPDR Fund. ------------------ serve as independent accountants and will audit each Fund's financial statement annually.

         ADDITIONAL INFORMATION

         This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to each Sector SPDR Fund's Shares. The Registration Statement, including this Prospectus, the Statement of Additional Information, and the exhibits may be examined at the offices of the SEC (450 Fifth Street, N.W., Washington D.C. 20549) or at the SEC's Web site (http://(1)www.sec.gov). These documents and other information concerning the Trust also may be inspected at the offices of the AMEX (86 Trinity Place, New York, New York 10006).

         Shareholder  inquiries  may be  directed  to the  Funds in  writing  to
-------------------.

                   SUBJECT TO COMPLETION; DATED JUNE 24, 1998

                                     PART B

                            THE SECTOR SPDR(R) TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated ----------, 1998


         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated ------------, 1998 (the "Prospectus") for the Sector SPDR Trust (the "Trust"), as it may be revised from time to time. A copy of the Prospectus for the Trust may be obtained without charge by writing to the Trust or the Distributor. The Trust's address is -----------. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.















         "S&P"(R), "Standard & Poor's 500", "S&P 500"(R), "Standard & Poor's Depositary Receipts"(R) and "SPDRs"(R) are trademarks of The McGraw-Hill Companies, Inc. "Sector SPDR" and "Sector SPDRs" are service marks of The McGraw-Hill Companies Inc. The Trust is permitted to use these marks and the Sector Indexes pursuant to a License Agreement with Standard & Poor's, a division of The McGraw-Hill Companies, Inc., the American Stock Exchange (the "AMEX") and Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). The Trust, however, is not sponsored by or affiliated with Standard & Poor's, the AMEX or Merrill Lynch.


                                   RED HERRING

                                TABLE OF CONTENTS

General Description of the Trust...............................................4

Special Considerations and Risks..............................................27

Exchange Listing and Trading..................................................31

Management of the Trust.......................................................32

Brokerage Transactions........................................................37

Book Entry Only System........................................................38

Determining Net Asset Value...................................................48

Dividends and Distributions...................................................49

Taxes.........................................................................50

Capital Stock and Shareholder Reports.........................................51

Performance Information.......................................................52

Counsel and Independent Auditors..............................................55

Financial Statements..........................................................56





              -----------------------------------------------------


         The  information   contained   herein  regarding  the  Sector  Indexes,
securities markets and The Depository Trust Company ("DTC") was obtained from publicly available sources.

         EACH SECTOR INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES THAT ARE COMPONENTS OF THE S&P 500, SELECTED ON THE BASIS OF GENERAL INDUSTRIAL CLASSIFICATION, AND INCLUDED AS CONSTITUENT SECURITIES OF A PARTICULAR SECTOR INDEX BY MERRILL LYNCH (SOMETIMES REFERRED TO AS THE "INDEX COMPILATION AGENT").

         THE SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED

BY STANDARD & POOR'S OR MERRILL LYNCH. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY SECTOR SPDR FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF ANY SECTOR SPDR FUND PARTICULARLY OR THE ABILITY OF THE INDEXES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE SECTOR INDEXES IDENTIFIED HEREIN ARE DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF ANY SECTOR SPDR FUND OR THE ISSUER THEREOF. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT IS RESPONSIBLE FOR, NOR HAVE THEY PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF ANY SECTOR SPDR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT HAS ANY OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY SECTOR SPDR FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF ANY SECTOR SPDR FUND.

     ALTHOUGH THE INDEX COMPILATION AGENT SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH IT CONSIDERS RELIABLE, NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF ANY SECTOR INDEX OBTAINED FROM INDEPENDENT SOURCES. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SECTOR INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. NEITHER STANDARD & POOR'S NOR THE INDEX COMPILATION AGENT MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE SECTOR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT OR STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE INDEXES POSSIBILITY OF SUCH DAMAGES.

                        GENERAL DESCRIPTION OF THE TRUST

         The Trust is an open-end investment company. The Trust currently consists of nine investment series (each, a "Sector SPDR Fund" or "Fund" and collectively the "Sector SPDR Funds" or "Funds"). Each Sector SPDR Fund invests in common stocks (the "Fund Securities") consisting of some or all of the component securities of a specified market sector index selected to reflect the performance thereof. The Trust was organized as a Massachusetts business trust on ---------------------, 1998. The shares of each Sector SPDR Fund are referred to herein as "Shares." The Sector SPDR Funds offered by the Trust are: The Basic Industries Sector SPDR Fund, The Consumer Services Sector SPDR Fund, The Consumer Staples Sector SPDR Fund, The Cyclical/Transportation Sector SPDR Fund, The Energy Sector SPDR Fund, The Financial Sector SPDR Fund, The Industrial Sector SPDR Fund, The Technology Sector SPDR Fund and The Utilities Sector SPDR Fund.

         Each Sector SPDR Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit"), usually in exchange for a basket of Fund Securities (together with the deposit of a specified cash payment). The Shares have been listed for secondary trading on the American Stock Exchange (the "AMEX"). The Shares will trade on the AMEX at market prices. These prices may differ from the Shares' net asset value. Similarly, Shares are also redeemable only in Creation Units, and generally in exchange for Fund Securities and a specified cash payment. A Creation Unit consists of ---- Shares of each Sector SPDR Fund.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no current intention of doing so. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses in the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                 THE SECTOR INDEXES AND RELEVANT EQUITY MARKETS

         Each of the nine Sector Indexes which is the benchmark for a Sector SPDR Fund is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of equity securities of public companies that are components of the Standard & Poor's 500 Composite Stock Index ("S&P 500") and are involved in specific sectors.

CONSTRUCTION AND MAINTENANCE STANDARDS FOR THE SECTOR INDEXES

         SELECTION CRITERIA

         Each Sector Index has been developed and will be maintained in accordance with the following criteria:

         o Each stock included in a Sector Index (the "Component Stocks") will be selected from the universe of companies defined by the S&P 500.

         o The nine Sector Indexes together will include all of the companies represented in the S&P 500 and all of the stocks in the S&P 500 will be allocated to one and only one of the Sector Indexes.

         o The Component Stocks have been assigned to a Sector Index by Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("Index Compilation Agent"). The Index Compilation Agent assigns Component Stocks to a particular Sector Index on the basis of such company's sales and earning composition and the sensitivity of the company's stock price and business results to the common factors that affect other companies in each Sector Index. Standard & Poor's has sole control over the removal of stocks from the S&P 500 and the selection of replacement stocks to be added to the S&P 500. However, Standard & Poor's plays no direct role in the Sector Index assignment of the S&P 500 Component Stocks.

         o Each Sector Index is weighted based on the market capitalization of each of the Component Stocks, subject to the following asset diversification requirements: (i) the market capitalization-based weighted value of any single Component Stock measured on the last day of a calendar quarter may not exceed 24.99% of the total value of its respective Sector Index; and (ii) with respect to 50% of the total value of the Sector Index, the market capitalization-based weighted value of the Component Stocks must be diversified so that no single Component Stock measured on the last day of a calendar quarter represents more than 4.99% of the total value of its respective Sector Index.

         o Rebalancing the Sector Indexes to meet the asset diversification requirements will be the responsibility of the American Stock Exchange Index Services Group ("ISG"). If shortly prior to the last business day of any calendar quarter (a "Quarterly Qualification Date"), a Component Stock (or two or more Component Stocks) approaches the maximum allowable value limits set forth above (the "Asset Diversification Limits"), the percentage that such Component Stock (or Component Stocks) represents in the Sector Index will be reduced and the market capitalization-based weighted value of such Component Stock (or Component Stocks) will be redistributed across the Component Stocks that do not closely approach the Asset Diversification Limits in accordance with the following methodology: First, each Component Stock that exceeds 24% of the total value of the Sector Index will be reduced to 23% of the total value of the Sector Index and the aggregate amount by which all Component Stocks exceeds 24% will be redistributed equally across the remaining Component Stocks that represent less than 23% of the total value of the Sector Index. If as a result of this redistribution, another Component Stock then exceeds 24%, the redistribution will be repeated. Second, with respect to the other 50% of the value of the Sector Index, each Component Stock that exceeds 4.8% of the total value of the

               Sector Index will be reduced to 4.6% and the aggregate amount by which any Component Stock(s) exceeds this limit will be distributed equally across all remaining Component Stocks that represent less than 4.6% of the total value of the Sector Index. If as a result of this redistribution another Component Stock then exceeds 4.8%, the redistribution will be repeated until no Component Stock represents more than 4.8%. If necessary, this reallocation process may take place more than once prior to a Quarterly Qualification Date to insure that the Sector Index and the Sector SPDR Fund portfolio based upon it conform to the requirements for qualification of the Fund as a regulated investment company.

         o As detailed below, the Sector Indexes are calculated and disseminated by ISG. As of the market close on (DATE) 1998, the weighting of each Sector Index in the S&P 500 based on the capitalization of the stocks in the index was as follows:



                 LIST OF THE INDEXES                              WEIGHTING

                 The Basic Industries Sector Index
                 The Consumer Services Sector Index
                 The Consumer Staples Sector Index
                 The Cyclical/Transportation Sector Index
                 The Energy Sector Index
                 The Financial Sector Index
                 The Industrial Sector Index
                 The Technology Sector Index
                 The Utilities Sector Index
                                                                   ----------
                                                                      100.0


         o Periodically, the Index Compilation Agent will supply ISG with sector designations for a number of stocks deemed likely candidates for replacement selection by the Standard & Poor's 500 Index Committee. If a replacement not on the current list is selected by the Standard & Poor's 500 Index Committee, ISG will ask the Index Compilation Agent to assign the stock to one of the nine sectors promptly. AMEX will disseminate information on this assignment and on consequent changes in the Sector Index(es).

         o The Index Compilation Agent at any time may determine that a Component Stock which has been assigned to one Sector Index has undergone such a transformation in the composition of its business that it should be removed from that Sector Index and assigned to a different Sector Index. In the event that the Index Compilation Agent notifies ISG that a Component Stock's Sector Index assignment should be changed, the AMEX will disseminate notice of the change following its standard procedure for announcing index changes and will implement the change in the affected Sector
              Indexes on a date no less than one week after the initial dissemination of information on the sector change to the maximum extent practicable. It is not anticipated that Component Stocks will change sectors frequently.

         o Component Stocks removed from and added to the S&P 500 will be deleted from and added to the appropriate Sector Index on the same schedule used by Standard & Poor's for additions and deletions from the S&P 500.

SECTOR INDEX CALCULATIONS

         With the exception of the weighting constraints described above, each Sector Index is calculated using the same methodology utilized by Standard & Poor's in calculating the S&P 500. *<F1> In particular:

         o Each Sector Index is calculated using a base-weighted aggregate methodology; that means the level of the Sector Index reflects the total market value of all of its Component Stocks relative to a particular base period. Statisticians refer to this type of index, one with a set of combined variables (such as price and number of shares), as a composite index.

         o Total market value of a company is determined by multiplying the price of the stock by the number of common shares outstanding. An indexed number is used to represent the results of the aggregate market value calculation in order to make the value easier to work with and track over time.

         o The daily calculation of each Sector Index is computed by dividing the total market value of the companies in the Sector Index by a number called the "Index Divisor." By itself, the Index Divisor is an arbitrary number. However, in the context of the calculation of the Sector Index, it is the only link to the original base period value of the Sector Index. The Index Divisor keeps the Sector Index comparable over time and adjustments to the Index Divisor ensure that there are no changes in the Sector Index level as a result of non-market forces (corporate actions, replacements, etc.).

         o Four times a year on a Friday close to the end of each calendar quarter, the share totals of the companies in the S&P 500 are updated by Standard & Poor's. This information is utilized to update the share totals of companies in each Sector Index. After the totals are updated, the Index Divisor is adjusted to compensate for the net change in the market value of the Sector Index.

         o Once a week the database containing the current common shares outstanding for the S&P 500 companies is compared by Standard & Poor's against the shares outstanding used to actually calculate the S&P 500. Any difference of 5% or more is screened for review by Standard & Poor's. If appropriate, a share change will be


--------
<F1>
    * The description of the Sector Index calculation method for the Sector SPDR Funds is based on information furnished by Standard & Poor's.

              implemented by Standard & Poor's after the close of trading on the following Wednesday. Preannounced corporate actions such as restructurings and recapitalizations can significantly change a company's shares outstanding. Any changes over 5% are reviewed by Standard & Poor's and, when appropriate, an immediate adjustment is made to the number of shares outstanding used to calculate the Sector Index. Any adjustment made by Standard & Poor's in shares outstanding will result in a corresponding adjustment to each affected Sector Index.

         o Standard & Poor's will advise ISG regarding the handling of nonroutine corporate actions which may arise from time to time and which may have an impact on the calculation of the S&P 500 and, consequently, on the calculation of the Sector Indexes. Corporate actions such as a merger or acquisition, stock splits, routine spin-offs, etc., which require adjustments in the Sector Index calculation, will be handled by the AMEX staff and Index Divisor adjustments calculated when necessary in the same manner they are handled by Standard & Poor's in its maintenance of the S&P 500. In the event a merger or acquisition changes the relative importance of a company's participation in two or more sectors in a major way, the Sector Index assignment of the stock may change. In any event, a new Index Divisor for affected Sector Indexes will be disseminated promptly by ISG.

SECTOR INDEX DISSEMINATION

         Similar to other stock index values published by the AMEX, the value of each Sector Index will be calculated continuously and disseminated every 15 seconds over the Consolidated Tape Association's Network B. The major electronic financial data vendors - Bloomberg, Quotron, Reuters and Bridge Information Systems - are expected to publish information on each Sector Index for their subscribers.

         Brief descriptions of the Sector Indexes on which the Sector SPDR Funds are based and the equity markets in which the Sector SPDR Funds are invested are provided below.

         THE BASIC INDUSTRIES SECTOR INDEX

         GENERAL BACKGROUND

         The Basic Industries Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in basic industries. Basic industries include integrated steel products, chemicals, fibers, paper, and gold. A list of the 59 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:


Aggregate Market Capitalization ( / /  ):                         $430,572.75



         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):


                                                                   Cumulative
                                 Market      Market     Index        Index
   COMPANY NAME          Capitalization      Weight     Weight       Weight

DUPONT (E.L.)p           $92,267.34          21.43%     21.43%       21.43%
MONSANTO CO              $33,410.37           7.76%      7.76%       29.19%
DOW CHEMICAL             $22,504.52           5.23%      5.23%       34.42%
SEALED AIR CORP          $21,474.40           4.99%      4.99%       39.40%
INTL PAPER               $16,620.11           3.86%      3.86%       43.26%
PPG INDUSTRIES           $13,479.66           3.13%      3.13%       46.39%
ALCOA                    $12,818.84           2.98%      2.98%       49.37%
WEYERHAEUSER             $11,732.27           2.72%      2.72%       52.10%
AIR PRODUCTS             $10,591.65           2.46%      2.46%       54.56%
UNION CARBIDE             $9,663.11           2.24%      2.24%       56.80%




         10 LARGEST INDUSTRIES (% INDEX WEIGHT):


                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

MAJOR CHEMICALS             $172,518.36       40.07%     40.07%      40.07%
SPECIALTY CHEM.              $64,619.81       15.01%     15.01%      55.07%
PAPER & FORREST PROD.        $64,383.33       14.95%     14.95%      70.03%
PACKAGING                    $34,725.19        8.06%      8.06%      78.09%
ALUMINUM                     $24,940.21        5.79%      5.79%      83.88%
STEEL                        $21,532.42        5.00%      5.00%      88.88%

                                                                   Cumulative
                                Market       Market     Index        Index
     COMPANY NAME       Capitalization       Weight     Weight       Weight

GOLD MINING               $19,834.37         4.56%      4.56%        93.44%
NON-FEROUS METALS         $11,985.57         2.78%      2.78%        96.23%
METAL CONTAINERS           $7,790.74         1.81%      1.81%        98.94%
GLASS CONTAINER            $5,884.53         1.37%      1.37%        99.40%



         THE CONSUMER SERVICES SECTOR INDEX

         GENERAL BACKGROUND

         The Consumer Services Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are consumer services firms. Consumer services include entertainment and publishing, prepared foods, medical services, lodging, and gaming. A list of the 45 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                      $515,627.16






         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

DISNEY WALT                 $78,574.31        15.24%     15.24%      15.24%
TIME WARNER INC             $45,907.97         8.90%      8.90%      24.14%
MCDONALD'S CORP             $43,927.66         8.52%      8.52%      32.66%
U.S. WEST MEDIA             $23,476.58         4.55%      4.55%      37.21%

                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

COLUMBIA/HCA                $20,887.28        4.05%      4.05%       41.27%
GANNETT CO                  $19,108.26        3.71%      3.71%       44.97%
TELE-COMMUNICATN            $17,899.48        3.47%      3.47%       48.44%
VIACOM (CL. B)              $16,649.60        3.23%      3.23%       51.67%
CBS CORP                    $14,960.67        2.90%      2.90%       54.57%
UNTD HEALTHCARE             $13,903,33        2.70%      2.70%       57.27%

         10 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

ENTERTAINMENT               $141,131.88       27.37%     27.37%      27.37%
NEWS - INFO SERVICES         $85,629.15       16.61%     16.61%      43.98%
MEDIA BROADCASTING           $79,854.89       15.49%     15.49%      59.46%
RESTAURANTS                  $53,629.82       10.40%     10.40%      69.87%
HOSPITAL MANAGEMENT          $33,995.40        6.59%      6.59%      76.46%
HMOs                         $29,651.35        5.75%      5.75%      82.21%
LODGING & CRUISE             $27,155.60        5.27%      5.27%      87.48%
ADVERTISING & MARKETING      $15,842.18        3.07%      3.07%      90.55%
HEALTH CARE INFO TECH        $14,730.39        2.86%      2.86%      93.40%
ALTERNATIVE SITE CARE        $11,530.55        2.24%      2.24%      95.64%



         THE CONSUMER STAPLES SECTOR INDEX

         GENERAL BACKGROUND

         The Consumer Staples Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of consumer products. Consumer staples include cosmetic and personal care, pharmaceuticals, soft drinks, tobacco, and food products. A list of the 68 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                      $1,915,822.05

         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

COCA-COLA                   $192,091.40       10.03%     10.03%      10.03%
MERCK & CO                  $140,925.07        7.36%      7.36%      17.38%
PFIZER                      $139,752.00        7.29%      7.29%      24.68%
PROCTER & GAMBLE            $111,537.13        5.82%      5.82%      30.50%
BRISTOL MYERS SQ            $110,429.62        5.76%      5.76%      36.26%
JOHNSON & JOHNSON            $97,102.08        5.07%      5.07%      41.33%
PHILIP MORRIS                $87,923.90        4.59%      4.59%      45.92%
LILLY (ELI)                  $75,515.50        3.94%      3.94%      49.86%
GILLETTE                     $66,105.99        3.45%      3.45%      53.31%
SCHERING PLOUGH              $65,237.00        3.41%      3.41%      56.72%



         10 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

DRUGS                       $674,912.34       35.23%     35.23%       35.23%
BEVERAGES - SOFTDRINK       $250,333.59       13.07%     13.07%       48.29%
MEDICAL SUPPLIES            $249,056.65       13.00%     13.00%       61.29%
HOUSEHOLD PRODUCTS          $234,781.37       12.25%     12.25%       73.55%
FOODS                       $188,663.49        9.85%      9.85%       83.40%
TOBACCO                      $92,901.66        4.85%      4.85%       88.25%
COSMETIC & PERSONAL CARE     $87,614.58        4.57%      4.57%       92.82%
BEVERAGES - BREWERS          $49,270.88        2.57%      2.57%       95.29%
FOOD RETAILER                $48,659.11        2.54%      2.54%       97.93%
RETAIL - DRUG STORES         $39,628.38        2.07%      2.07%      100.00%

         THE CYCLICAL/TRANSPORTATION SECTOR INDEX

         GENERAL BACKGROUND

         The Cyclical/Transportation Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of cyclical products or the transportation industry. Cyclical and transportation products include building materials, retailers, apparel, housewares, air transportation, automotive manufacturing, shipping and trucking. A list of the 69 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                       $749,400.41




         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

WAL*MART STORES             $121,434.19       16.20%     16.20%      16.20%
FORD MOTOR                   $58,420.69        7.80%      7.80%      24.00%
HOME DEPOT                   $52,665.44        7.03%      7.03%      31.03%
GENL MOTORS                  $52,052.53        6.95%      6.95%      37.97%
CHRYSLER CORP                $33,364.28        4.45%      4.45%      42.43%
THE GAP INC                  $21,229.17        2.83%      2.83%      45.26%
DAYTON HUDSON                $19,401.52        2.59%      2.59%      47.85%
PENNEY J.C.                  $17,836.69        2.38%      2.38%      50.23%
BURL. N./SANTA FE            $16,353.31        2.18%      2.18%       2.41%
MAY DEPT STORES              $15,174.34        2.02%      2.02%      54.43%

         10 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                    Market     Market     Index       Index
     COMPANY NAME           Capitalization     Weight     Weight      Weight

RETAIL - MASS MERCHANDISE      $150,926.33     20.14%     20.14%      20.14%
RETAIL - DEPT. STORES           $62,105.34      8.29%      8.29%      28.43%
RETAIL - BUILDING MATERIALS     $60,995.76      8.14%      8.14%      36.57%
RAILROAD                        $54,959.23      7.33%      7.33%      43.90%
RETAIL - APPAREL                $38,377.16      5.12%      5.12%      49.02%
AIRLINE                         $33,790.24      4.51%      4.51%      53.53%
SPECIALTY RETAIL                $26,923.97      3.59%      3.59%      57.12%
BUILDING MATERIALS              $17,896.18      2.39%      2.39%      59.51%
TOYS                            $17,234.15      2.30%      2.30%      61.81%
AUTO PARTS                      $16,556.91      2.21%      2.21%      64.02%



         THE ENERGY SECTOR INDEX

         GENERAL BACKGROUND

         The Energy Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of energy products. Energy companies in the Index develop and produce crude oil and natural gas, and provide drilling and other energy related services. A list of the 35 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                      $716,469.02

         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

EXXON CORP                  $108,896.63       25.25%     24.99%      24.99%
ROYAL DUTCH                 $122,894.96       17.15%     17.16%      42.15%
CHEVRON                      $56,328.07        7.86%      4.99%      47.14%
AMOCO                        $42,583.49        5.94%      4.99%      52.13%
SCHLUMBERGE                  $40,901.20        5.71%      4.99%      57.12%
MOBIL CORP                   $34,076.33        4.76%      4.92%      62.04%
TEXACO                       $33,409.31        4.66%      4.82%      66.86%
ATLANTIC RICHFLD             $26,050.09        3.64%      3.80%      70.66%
ENRON CORP                   $15,990.25        2.23%      2.39%      73.05%
HALLIBURTON                  $13,606.81        1.90%      2.06%      75.11%



         7 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

INTL' OIL                   $427,605.29       59.68%     56.88%       56.88%
DOMESTIC OIL                $123,280.56       17.21%     17.53%       74.41%
OIL SERVICES                 $81,018.91       11.31%     11.71%       86.12%
NATURAL GAS PIPELINE         $47,438.48        6.62%      7.58%       93.70%
OIL & GAS PRODUCER           $32,018.93        4.47%      5.27%       98.97%
OIL REFINING & MARKETING      $2,965.96        0.41%      0.57%       99.54%
OIL - REFINING & MARKETING    $2,140.88        0.30%      0.46%      100.00%

         THE FINANCIAL SECTOR INDEX

         GENERAL BACKGROUND

         The Financial Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of financial products. Companies in the Index include a wide array of diversified financial services firms whose business lines range from investment management to commercial and business banking. A list of the 73 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                    $1,455,264.58




         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

AMER INTL GROUP             $89,844.32        6.17%      6.17%        6.17%
TRAVELERS GROUP             $69,977.93        4.81%      4.81%       10.98%
CITICORP                    $67,277.06        4.62%      4.62%       15.61%
FANNIE MAE                  $60,081.19        4.13%      4.13%       19.73%
CHASE MANHATTAN             $58,645.53        4.03%      4.03%       23.76%
BANKAMERICA                 $57,048.44        3.92%      3.92%       27.68%
NATIONSBANK                 $53,859.22        2.70%      3.70%       31.38%
AMER EXPRESS                $48,557.24        3.34%      3.34%       34.72%
MORG STAN DEAN W            $44,751.85        3.08%      3.08%       37.80%
ALLSTATE CORP.              $41,065.63        2.82%      2.82%       40.62%

         10 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

REGIONAL BANK               $492,313.12       33.83%     33.83%      33.83%
MULTINATIONAL BANK          $216,205.38       14.86%     14.86%      48.69%
INSURANCE - SPECIALTY       $117,161.41        8.05%      8.05%      56.74%
INSURANCE - MULTILINE       $114,716.91        7.88%      7.88%      64.62%
BROKERAGE                    $92,120.02        6.33%      6.33%      70.95%
GOV'T SPONSORED AGENCY       $89,855.28        6.17%      6.17%      77.12%
INSURANCE - P&C              $75,370.71        5.18%      5.18%      82.30%
DIVERSIFIED FINANCIALS       $69,356.65        4.77%      4.77%      87.07%
INSURANCE - LIFE             $61,048.01       $4.19%      4.19%      91.27%
FINANCIAL - CONSUMER         $38,353.17        2.64%      2.64%      93.90%



         THE INDUSTRIAL SECTOR INDEX

         GENERAL BACKGROUND

         The Industrial Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are industrials. Industrials include electrical equipment, construction equipment, waste management services, and industrial machinery products. A list of the 35 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                      $586,731.48

         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

GENL ELECTRIC               $274,633.80       46.81%     24.99%      24.99%
*MINNESOTA MINING            $38,708.54        6.60%      7.24%      32.23%
TYCO INTL                    $29,146.82        4.97%      5.61%      37.84%
EMERSON ELECTRIC             $28,127.73        4.79%      5.44%      43.27%
ALLIED-SIGNAL CO             $24,392.60        4.16%      4.80%      48.07%
CATERPILLAR INC              $21,666.59        3.69%      4.33%      52.41%
ILLINOIS TOOL WRK.           $17,924.26        3.05%      3.70%      56.10%
WASTE MNGMT                  $15,637.57        2.67%      3.31%      59.41%
DEERE & CO                   $13,906.92        2.37%      3.01%      62.42%
TEXTRON                      $12,845.39        2.19%      2.83%      65.25%



         10 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

ELECTRICAL EQUIP.           $274,633.80       46.81%     24.99%      24.99%
CONGLOMERATE                $117,031.03       19.95%     23.80%      48.79%
MACHINERY - AG.              $41,352.43        7.05%      9.61%      58.40%
INDUSTRIAL MACHINERY         $40,194.66        6.85%     10.06%      68.46%
ELECTRICAL EQUIP.            $28,127.73        4.79%      5.44%      73.90%
HEAVY DUTY TRUCKS            $22,528.37        3.84%      7.69%      81.59%
POLLUTION CONTROL            $22,357.80        3.81%      5.09%      86.68%
SPECIALTY MACHINERY          $18,149.80        3.09%      5.66%      92.34%
PROCESS CONTROLS             $16,220.19        2.76%      4.69%      97.03%
ENGINEERING & CONSTRUC.       $4,929.24        0.84%      2.12%      99.15%

         THE TECHNOLOGY SECTOR INDEX

         GENERAL BACKGROUND

         The Technology Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are involved in the development and production of technology products. Technology products include products developed by defense manufacturers, telecommunications equipment, microcomputer components, integrated computer circuits, and process monitoring systems. A list of the 77 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):                  $1,683,898.69




         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

MICROSOFT CORP              $215,406.63       12.79%     12.79%      12.79%
INTEL CORP                  $137,667.75        8.18%      8.18%      20.97%
INTL BUS MACHS              $121,797.92        7.23%      7.23%      28.20%
AT&T CORP.                   $93,087.76        5.53%      5.53%      33.73%
LUCENT TECH.                 $92,611.69        5.50%      5.50%      39.23%
CISCO SYSTEMS                $77,462.58        4.60%      4.60%      43.83%
HEWLETT-PACKARD              $72,689.06        4.32%      4.32%      48.15%
DELL COMPUTER                $61,341.00        3.64%      3.64%      51.79%
BOEING                       $48,552.32        2.88%      2.88%      54.67%
COMPAQ COMPUTER              $47,943.44        2.85%      2.85%      57.52%

         10 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

COMPUTER SOFTWARE           $286,248.03       17.00%     17.00%      17.00%
COMPUTER SYSTEMS            $237,043.75       14.08%     14.08%      31.08%
SEMICONDUCTOR               $186,536.00       11.08%     11.08%      42.15%
TELECOM-EQUIPMENT           $150,146.40        8.92%      8.92%      51.07%
PC-WORKSTATION              $138,586.36        8.23%      8.23%      59.30%
TELECOM-LONG DISTANCE       $105,422.26        6.26%      6.26%      65.56%
TELECOM-LONG DISTANCE        $93,087.76        5.53%      5.53%      71.09%
TELECOM-NETWORK              $85,798.25        5.10%      5.10%      76.18%
AEROSPACE                    $81,633.44        4.85%      4.85%      81.03%
DEFENSE ELECTRONICS          $53,486.51        3.18%      3.18%      84.21%



         THE UTILITIES SECTOR INDEX

         GENERAL BACKGROUND

         The Utilities Sector Index is intended to give investors an efficient, modified market capitalization-based way to track the movements of certain public companies that are components of the S&P 500 and are in the utilities industry. Utilities include communication services, electrical power providers, and natural gas distributors. A list of the 39 Component Stocks included in the Index as of May 11, 1998 is attached as Exhibit A.

         CONSTITUENT STOCKS AND INDUSTRIES/SECTORS

         SUMMARY:



Aggregate Market Capitalization ( / /  ):               $561,053.60

         10 LARGEST COMPONENTS BY MARKET CAPITALIZATION ([     ]):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

BELL ATLANTIC               $70,763.12        12.61%     12.61%      12.61%
SBC CORP                    $69,587.06        12.40%     12.40%      25.02%
BELL SOUTH                  $67,573.81        12.04%     12.04%      37.06%
GTE CORP                    $56,813.92        10.13%     10.13%      47.19%
AMERITECH                   $47,488.50         8.46%      4.99%      52.18%
U.S. WEST COMM.             $24,462.19         4.36%      4.46%      56.64%
DUKE ENERGY CORP            $19,991.39         3.56%      3.67%      60.30%
SOUTHERN CO.                $17,800.09         3.17%      3.27%      63.58%
PG&E CORP                   $12,582.18         2.24%      2.34%      65.92%
FPL GROUP                   $10,945.63         1.95%      2.05%      67.98%



         4 LARGEST INDUSTRIES (% INDEX WEIGHT):



                                                                   Cumulative
                                  Market      Market     Index       Index
     COMPANY NAME         Capitalization      Weight     Weight      Weight

TELECOM - LOCAL             $349,414.34       62.28%     59.11%       59.11%
NATURAL GAS PIPELINE            $819.34        0.15%      0.25%       59.36%
NATURAL GAS DISTRIBUTORS      $7,454.49        1.33%      1.74%       61.10%
ELECTRIC UTILITY            $203,365.42       36.25%     38.90%      100.00%



                      INVESTMENT POLICIES AND RESTRICTIONS

LENDING PORTFOLIO SECURITIES

         Each Sector SPDR Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the government securities or other assets that are pledged as collateral to each Sector SPDR Fund in connection with these loans generate income, securities lending enables a Sector SPDR Fund to earn additional income that may partially offset the expenses of such Sector SPDR

Fund, and thereby reduce the effect that expenses have on such Sector SPDR Fund's ability to provide investment results that substantially correspond to the price and yield performance of its respective Sector Index.

         Loans of portfolio securities may not exceed 33% of a Sector SPDR Fund's total assets. The documentation for these loans provide that a Sector SPDR Fund will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Sector SPDR Fund is determined, consisting of government securities or other assets permitted by applicable regulations and interpretations. Each Sector SPDR Fund pays reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

         Each Sector SPDR Fund will comply with the conditions for lending established by the SEC. Although each Sector SPDR Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, each Sector SPDR Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (E.G., the loaned securities may have appreciated beyond the value of the collateral held by the Sector SPDR Fund). In addition, each Sector SPDR Fund bears the risk of loss of any cash collateral that it invests in money market instruments.

REPURCHASE AGREEMENTS

         Each Sector SPDR Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Sector SPDR Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Sector SPDR Fund and is unrelated to the interest rate on the underlying instrument.

         In these repurchase agreement transactions, the securities acquired by a Sector SPDR Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Trust's custodian bank until repurchased. In addition, the Trust's Board of Trustees ("Board" or "Trustees") monitors each Sector SPDR Fund's repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with a Sector SPDR Fund. No more than an aggregate of 15% of each Sector SPDR Fund's net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

         The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Sector SPDR Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Sector SPDR Fund not within the control of the Sector SPDR Fund and, therefore, the Sector SPDR Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

         Each Sector SPDR Fund may utilize futures contracts, options and swap agreements. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. Each Sector SPDR Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Adviser (defined below) believes to be representative of the relevant Sector Index.

         Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Sector SPDR Fund expects to earn interest income on its margin deposits.

         Each Sector SPDR Fund may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in the underlying Sector Index. Liquid futures contracts are not currently available for the Sector Indexes of many Sector SPDRs. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Sector Index components or a subset of the components.

RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

         A Sector SPDR Fund will not enter into futures contract transactions for purposes other than hedging (stock replication transactions are considered hedging transactions) to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Sector SPDR Fund's total assets. Each Sector SPDR Fund will take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, as part of a stock replication strategy it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Sector SPDR Fund under the contract (less the value of any margin deposits in connection with the position).

SWAP AGREEMENTS

         Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, each Sector SPDR Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of a Sector SPDR Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

FUTURE DEVELOPMENTS

         Each Sector SPDR Fund may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, options on the Sector SPDR Funds, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for the Sector SPDR Fund by the Adviser.


INVESTMENT RESTRICTIONS

         The Trust has adopted the following investment restrictions as fundamental policies with respect to each Sector SPDR Fund. These restrictions cannot be changed with respect to a Sector SPDR Fund without the approval of the holders of a majority of such Sector SPDR Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Sector SPDR Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Sector SPDR Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Sector SPDR Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Sector SPDR Fund. A Sector SPDR Fund MAY NOT:

         1.   Change its investment objective;

         2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Sector SPDR Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

         3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33% of the value of the Sector SPDR Fund's total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Sector SPDR Fund will not purchase securities while borrowings in excess of 5% of the Sector SPDR Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings and the limitation on purchases does not apply to acceptance of Creation Units by the Sector SPDR Fund;

         4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Sector SPDR Fund's assets);

         5. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Sector SPDR Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

         6. Act as an underwriter of securities of other issuers, except to the extent the Sector SPDR Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

         7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Sector SPDR Fund may make margin deposits in connection with transactions in options, futures and Options on futures;

         8.   Sell securities short; or

         9. Invest in commodities or commodity contracts, except that a Sector SPDR Fund may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indexes and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

         In addition to the investment restrictions adopted as fundamental policies as set forth above, each Sector SPDR Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Sector SPDR Fund WILL NOT:

         1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Trust may vote the investment securities owned by each Sector SPDR Fund in accordance with its views; or

         2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Sector SPDR Fund has valued the investment.

         If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS

         A discussion of the risks associated with an investment in a Sector SPDR Fund is contained in the Prospectus under the heading "Investment Considerations and Risks." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.


GENERAL

         Investment in a Sector SPDR Fund should be made with an understanding that the value of a Sector SPDR Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

         An investment in a Sector SPDR Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

         While Standard & Poor's often chooses a replacement company for the S&P 500 with some characteristics in common with a company or companies removed from the index, it is not uncommon for a replacement company to have little in common with the company it replaces. Consequently, the removal of one company and its replacement by another may affect two Sector Indexes and two Sector SPDR Funds, one of which had included a company now removed from the S&P 500 and another which may have a company added to it.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

         Although most of the securities in the Sector Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Sector SPDR Fund's Shares will be adversely affected if trading markets for a Sector SPDR Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

         Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Sector SPDR Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Sector SPDR Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Sector SPDR Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

         A Sector SPDR Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts or uncovered call options in some strategies (E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Sector SPDR Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Sector SPDR Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

         Utilization of futures transactions by a Sector SPDR Fund involves the risk of imperfect or even negative correlation to the benchmark Sector Index if the index underlying the futures contracts differs from the benchmark Sector Index. There is also the risk of loss by a Sector SPDR Fund of margin deposits in the event of bankruptcy of a broker with whom a Sector SPDR Fund has an open position in the futures contract or option.

         Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

         Each Sector SPDR Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. A Sector SPDR Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Sector SPDR Fund.

         In order for a Sector SPDR Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, I.E., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Sector SPDR Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

         Each Sector SPDR Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Sector SPDR Fund's fiscal year) on futures transactions. Such distributions are combined with distributions of capital gains realized on the Sector SPDR Fund's other investments and shareholders are advised on the nature of the distributions.

CONTINUOUS OFFERING

         The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

         For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

         Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the Sector SPDR Fund's prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange and not with respect to "upstairs" transactions.

                          EXCHANGE LISTING AND TRADING

         A discussion of exchange listing and trading matters associated with an investment in the Sector SPDR Funds is contained under the headings "Investment Considerations and Risks", "Determination of Net Asset Value," and "Buying and Selling Sector SPDR Funds." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

         The Shares of each Sector SPDR Fund have been listed for trading on the AMEX. The Shares will trade on the AMEX at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of any Sector SPDR Fund will continue to be met.

         The AMEX may but is not required to remove the Shares of a Sector SPDR Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Sector SPDR Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Sector Index or portfolio of securities on which such Sector SPDR Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. In addition, the AMEX will remove the Shares from listing and trading upon termination of the Trust.

         As in the case of other stocks traded on the AMEX, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

         In order to provide investors with a basis to gauge whether the market price of the shares on the AMEX are approximately consistent with the current value of the assets of a Sector SPDR Fund on a per share basis, the AMEX disseminates through the facilities of the Consolidated Tape Association an updated Indicative Per Share Portfolio Value for each Sector SPDR Fund. Indicative Per Share Portfolio Values are disseminated on a per Sector SPDR Fund basis every 15 seconds during regular AMEX trading hours based on most recently reported prices of the securities held by each Sector SPDR Fund. The Sector SPDR Funds are not involved in or responsible for the calculation or dissemination of the Indicative Per Share Portfolio Value, and make no warranty as to the accuracy of the Indicative Per Share Portfolio Value.

         Each Indicative Per Share Portfolio Value has an equity securities value component and a net other assets value component, each of which are summed and divided by the total estimated Sector SPDR Fund shares outstanding including shares expected to be issued and outstanding by the Sector SPDR Fund on that day, to arrive at an Indicative Per Share Portfolio Value.

         The equity securities value component of the Indicative Per Share Portfolio Value represents the estimated value of the portfolio securities held by the Sector SPDR Fund on a given day. While the equity securities value component estimates the current market value of the Sector SPDR Fund's portfolio securities, it does not necessarily reflect the precise composition or market value of the current portfolio of securities held by the Trust for each Sector SPDR Fund at a particular point in time. Therefore, the Indicative Per Share Portfolio Value disseminated during AMEX trading hours should be viewed only as an estimate of the Sector SPDR Fund's net asset value per share, which is calculated at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each Business Day.

         In addition to the equity securities value component described in the preceding paragraph, the Indicative Per Share Portfolio Value for each Sector SPDR Fund includes a net other assets value component consisting of estimates of all other assets and liabilities of the Sector SPDR Fund including, among others, current day estimates of dividend income and expense accruals.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

         The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of Trustees.



Name/Address/Age       Position with the Trust       Principal Occupations
                                                     During the Past Five Years












REMUNERATION OF TRUSTEES AND OFFICERS

         The following table sets forth the estimated remuneration of Trustees and officers of the

Trust for the fiscal year ended ---------------------, 1998.  **<F1>

Name/        Aggregate            Pension or          Estimated Annual   Total
Position     Compensation from    Retirement          Benefits Upon      Compensation
             Trust                Benefits Accrued    Retirement         from Trust &
                                  as Part of Trust                       Trust Complex
                                  Expenses                               paid to Trustees



         No officer of the Trust is entitled to any compensation, and no officer or Trustee is entitled to any pension or retirement benefits, from the Trust.

                                   MANAGEMENT

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management."

THE INVESTMENT ADVISER

         State Street Bank and Trust Company, through its State Street Global Advisors division ("State Street" or the "Adviser"), acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Sector SPDR Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly held bank holding company. State Street, with over $ billion (U.S.) under management as of , 1998, provides complete global investment management services from offices in the U.S., London, Sydney, Hong Kong, Tokyo, Toronto, Luxembourg, Montreal, Paris, Dublin, Munich and Brussels.

         The Adviser serves as investment adviser to each Sector SPDR Fund pursuant to an


--------
<F1>
         ** The  information  is  presented  for the  period  , 1998 to ,  1998.

Investment  Advisory  Agreement  between  the Trust and the  Adviser.  Under the
Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Sector SPDR Fund, manages the investment of each Sector SPDR Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Sector SPDR Fund.

         Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

THE ADMINISTRATOR

         In addition to serving as Adviser to each Sector SPDR Fund, State Street (through its Mutual Fund Services division) serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and each Sector SPDR Fund. State Street will generally assist in all aspects of the Trust's and the Sector SPDR Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

CUSTODIAN AND TRANSFER AGENT

         State Street also serves as Custodian for the Sector SPDR Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Sector SPDR Funds' assets. State Street also serves as Transfer Agent of the Sector
SPDR Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Sector SPDR Funds for its out-of-pocket expenses. State Street and the Fund will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

         COMPENSATION. As compensation for its services under the Investment Advisory

Agreement, State Street is paid a monthly fee based on a percentage of each Sector SPDR Fund's average daily net assets at the annual rate of ---%. From time to time, the Adviser may waive all or a portion of its fee. As compensation for its services under the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement, State Street is paid a "unitary fee." The unitary fee has two components: (i) a percentage fee based on net assets of the Sector SPDR Fund at the following annual rates: ---% on the first $--- million per Sector SPDR Fund; ---% on the next $--- million per Sector SPDR Fund; and ---% on the portion of each Sector SPDR Fund's assets exceeding $-- billion; and (ii) a minimum fee for the entire Trust of which is allocated per Sector SPDR Fund pro rata based on relative net assets. Each Sector SPDR Fund will bear all other expenses of its operation.

         TERM. The Investment Advisory Agreement with respect to each Sector SPDR Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board of Trustees or (2) vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the Sector SPDR Fund, provided that in either event such continuance also is approved by a majority of the Board of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Sector SPDR Fund is terminable without penalty, on 60 days notice, by the Board of Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Sector SPDR Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

BANKING AND REGULATORY MATTERS

         State Street has been advised by its counsel that, in counsel's opinion, State Street currently may perform the services for the Trust and the Sector SPDR Funds contemplated by the Investment Advisory Agreement and other activities for the Trust and the Sector SPDR Funds described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent State Street from continuing to perform those services for the Trust and the Sector SPDR Funds. State laws on this issue may differ from the interpretations of relevant federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationships with State Street and consider taking all actions necessary in the circumstances.


THE DISTRIBUTOR

         ALPS Mutual Funds Services, Inc. (the "Distributor") is the principal underwriter and distributor of Shares. Its principal address is 370 17th Street, Suite 3100, Denver, CO 80202, and investor information can be obtained by calling 1-800- . The Distributor has entered into an agreement with the Trust which will continue for two years from its effective date, and which is renewable annually thereafter (the "Distribution Agreement"), pursuant to which it distributes Trust Shares. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under "Creation of Creation Units." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver a prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Sector SPDR Fund. Pursuant to each Plan, the Distributor will be reimbursed for certain specified distribution-related expenses, provided that the annual rate may not exceed .25% of the relevant Sector SPDR Fund's average daily net assets. Distribution expenses incurred in any one year in excess of .25% of average daily net assets may be reimbursed in subsequent years subject to the annual .25% limit.

         Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Independent Trustees. The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the Sector SPDR Funds to which the Plan applies, and all material amendments of the Plan also require Board approval. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, with respect to any Sector SPDR Fund, by a vote of a majority of the outstanding voting securities of such Sector SPDR Fund (as such vote is defined in the 1940 Act). If a Plan is terminated (or not renewed) with respect to any one or more Sector SPDR Fund, it may continue in effect with respect to any Sector SPDR Fund as to which it has not been terminated (or has been renewed). Pursuant to the Distribution Agreement, the Distributor will provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

         The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Under the terms of each sales and investor services agreement, the Distributor will pay such broker-dealers or other persons, out of Rule 12b-1 fees received from the Sector SPDR Funds, for such services as the Distributor may determine with the approval of the Board.

         The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Sector SPDR Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Sector SPDR Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940
Act).

ADDITIONAL EXPENSES

         Each Sector SPDR Fund pays a Sector Index license fee equal to .06% of the aggregate net assets of the Sector SPDR Fund to -----.

                             BROKERAGE TRANSACTIONS

         When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Sector SPDR Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. Since the investment objective of each Sector SPDR Fund is investment performance that corresponds to that of a Sector Index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

         The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

         Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Sector SPDR Fund is expected to be under 50%. See "Investment Policies and Strategies" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Buying and Selling Sector SPDR Funds."

         DTC acts as securities depositary for the Shares. Shares of each Sector SPDR Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX.

                           CREATION OF CREATION UNITS

GENERAL

         The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

         A "Business Day" with respect to each Sector SPDR Fund is any day on which the NYSE and the AMEX are open for business. As of the date of the Prospectus, the NYSE and the AMEX observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT

         The consideration for creation of Creation Units of a Sector SPDR Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities") constituting a replication of, or a representation of, the Sector SPDR Fund's Sector Index and an amount of cash computed as described below (the "Cash Component"). Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for Shares of any Sector SPDR Fund. The Cash Component is an amount equal to the Dividend Equivalent Payment (as defined below), plus or minus, as the case may be, a Balancing Amount (as defined below). The "Dividend Equivalent Payment" enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the Fund Securities with ex-dividend dates within the accumulation period for such distribution (the "Accumulation Period"), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date. The "Balancing Amount" is an amount equal to the difference between (x) the net asset value of the Shares (per Creation Unit) of the Sector SPDR Fund and (y) the sum of (i) the Dividend Equivalent Payment and (ii) the market value (per Creation Unit) of the securities deposited with the Trust (the sum of (i) and (ii) is referred to as the "Deposit Amount"). The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount.

         The Administrator, through the National Securities Clearing Corporation (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Sector SPDR Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a given Sector SPDR Fund until such time as the next-announced Fund Deposit composition is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Sector SPDR Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Sector SPDR Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant Sector Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a Participating Party (as defined below). Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of the Depository and hence not eligible for transfer through the Clearing Process will be at the expense of the Fund and will affect the value of all Shares; but the Adviser may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Sector Index being tracked by the relevant Sector SPDR Fund, or resulting from stock splits and other corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the National Securities Clearing Corporation (discussed below), also makes available
(i) on each Business Day, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Shares of each Sector SPDR Fund, and (ii) on a continuous basis throughout the day, the Indicative Per Share Portfolio Value.

PROCEDURES FOR CREATION OF CREATION UNITS

         To be eligible to place orders with the Distributor to create Sector SPDR Funds in Creation Units, an entity or person either must be (1) a "Participating Party", I.E., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the National Securities Clearing Corporation (the "NSCC"), a clearing agency that is registered with the SEC; or (2) a DTC Participant (see "Book Entry Only System"); and, in each case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process ("Participant Agreement") (discussed below). All Sector SPDR Funds, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Sector SPDR Funds must be placed in multiples of ----- Shares (Creation Unit size). All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m. New York time) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the net asset value of each Sector SPDR Fund as determined on such date. The date on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the "Transmittal Date". Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

         Orders to create Creation Units of Sector SPDR Funds shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of Sector SPDR Funds may have to be placed by the investor's broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Sector SPDR Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

         Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS

         Fund Deposits created through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement with the Distributor and with the Trust (as the same may be from time to time amended in accordance with its terms). The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a "regular way" manner by the third (3rd) NSCC Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Sector SPDR Funds in Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Creation Units of Sector SPDR Funds may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit relating to such Sector SPDR Funds. In such cases, the Participating Party will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to 115% of the marked-to-market value of such missing portion(s). Information concerning the procedures for such cash collateralization is available from the Distributor. The Participant Agreement for any Participating Party intending to follow such procedures will contain terms and conditions permitting the Trust to use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Participating Party to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Participating Party once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS

         Fund Deposits created outside the Clearing Process must be delivered through a DTC

Participant that has executed a Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order creating Sector SPDR Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Sector SPDR Funds will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m. of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m. on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of Sector SPDR Funds outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current net asset value of the Fund. The delivery of Creation Units of Sector SPDR Funds so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor. Under the current schedule, the total fee charged in connection with the creation of one Creation Unit outside the Clearing Process would not exceed $-----.

ACCEPTANCE OF ORDERS FOR CREATION UNITS

         The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Sector SPDR Fund if (a) the order is not in proper form; (b) the creation or creators, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Sector SPDR Fund; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Sector SPDR Fund;
(e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CASH CREATION METHOD

         Although the Trust does not currently permit cash creations of Creation Units, when cash creations of Creation Units are available or specified for a Sector SPDR Fund, they will be effected in essentially the same manner as in-kind creations thereof. In the case of a cash creation, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind creation, plus the same Cash Component required to be paid by an in-kind creation.

         In addition, to offset the Trust's brokerage and other transaction costs associated with using the cash to create the requisite Deposit Securities, the investor will be required to pay a fixed creation transaction fee, plus an additional variable charge for cash creations, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash creations of Creation Units are described below.

CREATION TRANSACTION FEE

         A creation transaction fee of $1,000 payable to the Trust is imposed to compensate the Trust for transfer and other transaction costs. In addition, a variable charge for cash creations of up to three times the basic creation fee will be imposed for each Sector SPDR Fund. Where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator will be assessed the additional variable charge for cash creations on the "cash in lieu" portion of its investment. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

REDEMPTION OF CREATION UNITS

         Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Distributor and only on a day on which the AMEX is open for trading. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. See "Investment Considerations and Risks" in the Prospectus.

         With respect to each Sector SPDR Fund, the Administrator, through NSCC, makes available immediately prior to the opening of business on the AMEX
(currently 9:30 am, Eastern time) on each day that the AMEX is open for business, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for a Sector SPDR Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities as announced by the Distributor on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the net asset value of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. A redemption transaction fee of $1,000 is deducted from such redemption proceeds.

         A redemption transaction fee is paid to the Trust to offset transfer and other transaction costs that may be incurred in connection with the redemption of a Creation Unit. The basic redemption transaction fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Sector SPDR Fund may adjust these fees from time to time based upon actual experience. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) for each Sector SPDR Fund may be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS

         Orders to redeem Creation Units of Sector SPDR Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement with the Distributor and with the Trust (as the case may be from time to time amended in accordance with its terms). An order to redeem Creation Units of Sector SPDR Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 3:45 p.m. on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Units of a Sector SPDR Fund using the Clearing Process made in proper form but received by the Fund after 3:45 p.m. will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a "regular way" manner) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received, and the applicable cash payment.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS

         Orders to redeem Creation Units of Sector SPDR Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order for redemption of Creation Units of Sector SPDR Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Sector SPDR Funds directly through DTC. An order to redeem Creation Units of Sector SPDR Funds outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:45 p.m. on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of shares of Sector SPDR Funds specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. on such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

         After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Sector SPDR Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its shares based on the net asset value of Shares of the relevant Sector SPDR Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of portfolio securities). The Sector SPDR Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Deposit but does not differ in net asset value.

         Redemptions of Shares for Deposit Securities will be subject to compliance with applicable United States federal and state securities laws and each Sector SPDR Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Sector SPDR Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

         The right of redemption may be suspended or the date of payment postponed with respect to any Sector SPDR Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Sector SPDR Fund or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

EXAMPLES OF EXPENSES.

         Shares in less than Creation Units are not redeemable. Each Sector SPDR Fund creates and redeems Creation Units principally on an in-kind basis for Deposit Securities. If you were permitted to purchase and redeem less than a Creation Unit on an in-kind basis, you would pay the following expenses on a $1,000 investment (payment with a deposit of Deposit Securities), assuming (1) a 5% annual return and (2) redemption (delivery of Deposit Securities) at the end of each indicated time period: The presentation of a $1,000 investment in a Creation Unit is for illustration purposes only, as Shares will be issued by the Sector SPDR Funds only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected Sector SPDR Fund expenses or performance, which may be greater or lesser than the estimates. The expenses associated with a $1,000 investment in Shares include a pro rata portion of shareholder transaction expenses associated with the creation or redemption of a sample Creation Unit.



                                                       1 year          3 years
                                                         ($)             ($)

The Basic Industries Sector SPDR Fund
The Consumer Services Sector SPDR Fund
The Consumer Staples Sector SPDR Fund
The Cyclical/Transportation Sector SPDR Fund
The Energy Sector SPDR Fund
The Financial Sector SPDR Fund
The Industrial Sector SPDR Fund
The Technology Sector SPDR Fund
The Utilities Sector SPDR Fund

         You would pay the following expenses on the same investment, assuming no redemptions:



                                                  1 year         3 years
                                                    ($)             ($)

The Basic Industries Sector SPDR Fund
The Consumer Services Sector SPDR Fund
The Consumer Staples Sector SPDR Fund
The Cyclical/Transportation Sector SPDR Fund
The Energy Sector SPDR Fund
The Financial Sector SPDR Fund
The Industrial Sector SPDR Fund
The Technology Sector SPDR Fund
The Utilities Sector SPDR Fund



                           DETERMINING NET ASSET VALUE

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Determination of Net Asset Value."

         Net asset value per share for each Sector SPDR Fund of the Trust is computed by dividing the value of the net assets of such Sector SPDR Fund (I.E., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Sector SPDR is determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

         In computing a Sector SPDR Fund's net asset value, the Sector SPDR Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Distributions."

         GENERAL POLICIES

         Dividends from net investment income are declared and paid at least annually (and generally quarterly) by each Sector SPDR Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Sector SPDR Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust intends to distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of each Fund, net of expenses of such Sector SPDR, as if such Sector SPDR Fund owned such underlying portfolio securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

         Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

         The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by
Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Sector SPDR Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.


         DIVIDEND REINVESTMENT SERVICE

         Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of such Sector SPDR Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the same Sector SPDR Fund.

                                      TAXES

         The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "Tax Matters."

         Each Sector SPDR Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

         A Sector SPDR Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Sector SPDR Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

         As a result of tax requirements, the Trust on behalf of each Sector SPDR Fund has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Sector SPDR Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Sector SPDR Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "Creation of Creation Units."

         The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.


                      CAPITAL STOCK AND SHAREHOLDER REPORTS

         The Trust currently is comprised of nine investment Sector SPDR Funds. Each Sector SPDR Fund issues shares of beneficial interest, par value $.001 per share. The Board may designate additional Sector SPDR Funds.

         Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Sector SPDR Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Sector SPDR Fund, and in the net distributable assets of such Sector SPDR Fund on liquidation.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Sector SPDR Funds vote together as a single class except that if the matter being voted on affects only a particular Sector SPDR Fund it will be voted on only by that Sector SPDR Fund and if a matter affects a particular Sector SPDR Fund differently from other Sector SPDR Funds, that Sector SPDR Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of Sector SPDR Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Portfolio's assets and operations, the risk to shareholders of personal liability is remote.

         The Trust expects that, immediately prior to the commencement of trading of Shares, the Sector SPDR Funds will have shareholders, each of whom will hold more than 5% of the outstanding Shares of the Sector SPDR Funds in Creation Units. The Trust cannot predict the length of time such persons will remain control persons of each Sector SPDR Fund.

         The Trust does not have information concerning the beneficial ownership of the Shares held in the names of such DTC Participants.

         The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors approved by the Trust's Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust's distributions.

         Shareholder inquiries may be made by writing to the Trust, c/o________.

         Absent an applicable exemption or other relief from the SEC or its staff, officers and directors of the Trust and beneficial owners of 10% of the Shares of a Sector SPDR Fund ("Insiders") would be subject to the insider reporting, short-swing profit and short sale provisions in Section 16 of the Exchange Act and the SEC's rules thereunder. In a "no action letter", the SEC staff advised that the staff will not recommend SEC enforcement action if Insiders do not file reports required by Section 16(a) of the Exchange Act and the rules thereunder with respect to transactions in a substantially similar investment product. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act, and should note that the no action letter does not address other requirements under the Exchange Act, including those imposed by Section 13(d) thereof and the rules thereunder.

                             PERFORMANCE INFORMATION

         The performance of a Sector SPDR Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE TOTAL RETURN and YIELD.

         Quotations of AVERAGE ANNUAL TOTAL RETURN are expressed in terms of the average annual rate of return of a hypothetical investment in a Sector SPDR Fund over periods of 1, 5 and 10 years (or the life of a Sector SPDR Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Sector SPDR Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

         Total return is calculated  according to the following  formula:  P(1 +
T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period).

         Quotations of a CUMULATIVE TOTAL RETURN will be calculated for any specified period by assuming a hypothetical investment in a Sector SPDR Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

         The YIELD of a Sector SPDR Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[(a-b/cd + 1)(6)-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period).

         Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Sector SPDR Fund during the particular time period on which the calculations are based. Such quotations for a Sector SPDR Fund will vary based on changes in market conditions and the level of such Sector SPDR Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Trust with performance quoted with respect to other investment companies or types of investments.

         From time to time, in advertising and marketing literature, the Trust's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Trust will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

         In addition, in connection with the communication of its performance to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); Russell 1000 & NASDAQ non-financial 100 and their sector subsidiary.

         Performance   of  an  index  is  historical   and  does  not  represent
performance of the Trust, and is not a guarantee of future results.

         Evaluation of Trust performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL, a monthly publication of the AAII that includes articles on investment analysis techniques; BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; BUSINESS WEEK, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; FORBEs, a national business publication that from time to time reports the performance of specific investment companies; FORTUNE, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; INVESTOR'S BUSINESS DAILY, a daily newspaper that features financial, economic, and business news; KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; THE NEW YORK TIMES, a nationally distributed newspaper that regularly covers financial news; SMART MONEY, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; VALUE LINE MUTUAL FUND SURVEY, an independent organization that provides biweekly performance and other information on mutual funds; THE WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; WORTH, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal financial journalism.


                        COUNSEL AND INDEPENDENT AUDITORS

         Gordon Altman Butowsky Weitzen Shalov & Wein, 114 West 47th Street, New York, New York 10036, are counsel to the Trust and have passed upon the validity of the Trust's shares.

         ----------------------- serve as the independent auditors of the Trust.

                              FINANCIAL STATEMENTS

                         REPORT OF INDEPENDENT AUDITORS

                       STATEMENT OF ASSETS AND LIABILITIES

                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                     PART C
                                OTHER INFORMATION

 ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITs

(a)  Financial Statements:
                  Part A:
                  Part B:

 (b)  Exhibits:
         (1)          Declaration of Trust.
         (2)          Bylaws of the Trust.*<F1>
         (3)          Not applicable.
         (4)          Form  of  global  certificate  evidencing  shares  of  the
                      Beneficial Interest,  $.001 par value, of each Sector SPDR
                      Fund.
         (5)          Investment Management Agreement between the Trust and
                      State Street Bank and Trust Company.*<F1>
         (6)          (A)  Distribution  Agreement  between  the  Trust and ALPS
                      Mutual Funds Services, Inc.*<F1>
         (6) (B)      Form of Participant Agreement*<F1>
         (6) (C)      Form of Sales and Investor Services Agreement.*<F1>
         (7)          Not applicable
         (8) (A)      Custodian Agreement between the Trust and ---------.*<F1>
         (8) (B)      Lending Agreement between the Trust and -----------.*<F1>
         (9) (A)      Administration  and  Accounting   Services  Agreement
                      between the Trust and ------------------------------.*<F1>
         (9) (B)      Transfer Agency Services Agreement between the Trust and
                      ------------------.*<F1>
         (9) (C)      License Agreement between the Trust and ------------.*<F1>
         (10)         Opinion  and  consent of Gordon  Altman  Butowsky  Weitzen
                      Shalov & Wein*<F1>
         (11)         Opinion and consent of -------------------.*<F1>
         (12)         Not applicable.
         (13)         Subscription  Agreement(s)  between  the  Trust  and  ALPS
                      Mutual Funds Services, Inc.*<F1>
         (14)         Not applicable.
         (15)         Form of 12b-1 Plan.*<F1>
         (16)         Schedules for Computation of Performance Quotations.*<F1>
         (17)         Financial Data Schedules.*<F1>
         (18)         Not applicable.


<F1>
    * To be filed by Amendment.

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Immediately prior to the contemplated public offering of the Trust Shares, the following persons may be deemed individually to control each Sector SPDR Fund of the Trust:

         [To be completed by amendment]


ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

         As of , 1998, the stockholders of Common Stock, par value $.001 ------------------------------------ per share, of each of the initial Sector
SPDR Funds of the Trust were: -------------------------------

         [To be completed by amendment]


ITEM 27.      INDEMNIFICATION

         [To be completed by amendment.]



ITEM 28.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See   "Management"   in  the  STATEMENT  OF   ADDITIONAL   INFORMATION.
Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.


ITEM 29.      PRINCIPAL UNDERWRITERS

(a) ALPS Mutual Funds Services, Inc. is the Trust's principal underwriter. ALPS also acts as a principal underwriter, depositor, or investment adviser for the following other investment companies:

(b) The following is a list of the executive officers, directors and partners of ALPS Mutual Funds Services, Inc.:

Name                             Positions and Offices    Positions and Offices
and Principal Business Address   with Underwriter         with Registrant









(c) Not applicable.


ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of ----------------------------.


ITEM 31.      MANAGEMENT SERVICES

         Not applicable.


ITEM 32.      UNDERTAKINGS

         The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

         The Trust hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 24th day of June 1998.

                                            THE SECTOR SPDR(R) TRUST

                                            By  /S/ EDMUND J. BURKE
                                                ------------------------------
                                                  Edmund J. Burke
                                                  President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


         SIGNATURE                   TITLE                      DATE
         ---------                   -----                      ----

         /S/ EDMUND J. BURKE         President, Treasurer       June 24, 1998
         Edmund J. Burke             and Sole Trustee

                                  EXHIBIT INDEX

EXHIBIT
NUMBER           EXHIBIT
-------          -------

   1.(a)         Form of Declaration of Trust of the Registrant